Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	N-1A/A
Period End Date	dei_DocumentPeriodEndDate	Feb. 21, 2025
Registrant Name	dei_EntityRegistrantName	Victory Variable Insurance Funds II
CIK	dei_EntityCentralIndexKey	0002042317
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 21, 2024
Prospectus Date	rr_ProspectusDate	Jun. 30, 2025
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A